Provisions	12 Months Ended
Dec. 31, 2020
Employee Benefits [Abstract]
Provisions	Provisions
The amounts of provisions in 2020 and 2019 are as follows:

	12/31/2020			12/31/2019
Millions of euros	Current	Non-current	Total	Current	Non-current	Total
Employee benefits	930	4,960	5,890	1,110	5,789	6,899
Termination plans	306	479	785	486	729	1,215
Post-employment defined benefit plans	8	484	492	11	565	576
Other benefits	616	3,997	4,613	613	4,495	5,108
Dismantling of assets	32	645	677	96	847	943
Other provisions	342	1,552	1,894	466	1,850	2,316
Total	1,304	7,157	8,461	1,672	8,486	10,158

a) Employee benefits
In 2020 the Group recorded a provision of 71 million euros (2,170 million euros in 2019). In 2019, 1,733 million euros corresponded to Teléfonica Spain, mainly relating to the Telefónica de España, S.A.U., Telefónica Móviles España, S.A.U. and Telefónica Soluciones de Informática y Comunicaciones de España, S.A.U. 2019 Individual Suspension Plan described in “Other benefits”. The distribution by segment of the restructuring costs, in terms of their impact on operating income, is as follows:

Millions of euros	2020	2019
Telefónica Spain	(2)	1,733
Telefónica United Kingdom	—	31
Telefónica Germany	37	22
Telefónica Hispam	17	235
Other companies	19	149
Total	71	2,170
Termination plans
The movement in provisions for termination plans in 2020 and 2019 is as follows:

Millions of euros	Total
Provisions for termination plans at 12/31/18	1,246
Additions	452
Retirements/amount applied	(496)
Translation differences, hyperinflation adjustments and accretion	11
Other	2
Provisions for termination plans at 12/31/19	1,215
Additions	73
Retirements/amount applied	(456)
Transfers	(14)
Translation differences, hyperinflation adjustments and accretion	(33)
Provisions for termination plans at 12/31/20	785

Telefónica Spain
The 2011-2013 labor force reduction plan in Telefónica de España, concluded with 6,830 participating employees and the provisions recorded at December 31, 2020 and 2019 amounted to 312 million euros and 528 million euros, respectively. The amount for this provision classified as current totaled 166 million euros at December 31, 2020.
The companies bound by these commitments calculated provisions required at 2020 year-end using the biometric table PERM2020 published in the resolution of December 17, 2020 combined with the invalidity table published in the ministerial order of 1977 (at 2019 year-end using tables PERM/F- 2000C combined with the invalidity table published in the ministerial order of 1977) and a high quality credit market based interest rate.
The discount rate used for the termination plans of Telefónica Spain at December 31, 2020 was -0.02% with an average plan length of 1.17 years.
Post-employment defined benefit plans
The Group has a number of defined benefit plans in the countries where it operates. The following tables present the main data of these plans:

12/31/2020
Millions of euros	United Kingdom	Germany	Brazil	Hispam	Others	Total
Obligation	—	350	643	74	19	1,086
Assets	—	(95)	(693)	—	(13)	(801)
Net provision before asset ceiling	—	255	(50)	74	6	285
Asset ceiling	—	—	173	—	—	173
Total	—	255	123	74	6	458
Net provision	—	262	149	74	7	492
Net assets	—	7	26	—	1	34

12/31/2019
Millions of euros	United Kingdom	Germany	Brazil	Hispam	Others	Total
Obligation	1,858	304	982	78	17	3,239
Assets	(1,839)	(93)	(1,038)	—	(12)	(2,982)
Net provision before asset ceiling	19	211	(56)	78	5	257
Asset ceiling	—	—	262	—	—	262
Total	19	211	206	78	5	519
Net provision	19	218	255	78	6	576
Net assets	—	7	49	—	1	57
The movement in the present value of obligations in 2020 and 2019 is as follows:

Millions of euros	United Kingdom	Germany	Brazil	Hispam	Other	Total
Present value of obligation at 12/31/2018	1,548	239	749	74	18	2,628
Translation differences	86	—	(21)	(1)	—	64
Current service cost	—	11	4	(2)	1	14
Interest cost	44	5	67	11	—	127
Actuarial losses and gains	226	53	233	4	(1)	515
Benefits paid	(46)	(4)	(50)	(4)	(1)	(105)
Plan curtailments	—	—	—	1	—	1
Other movements	—	—	—	(5)	—	(5)
Present value of obligation at 12/31/2019	1,858	304	982	78	17	3,239
Translation differences	(38)	—	(280)	(12)	(1)	(331)
Current service cost	—	10	5	4	1	20
Interest cost	—	3	55	4	—	62
Actuarial losses and gains	—	37	(81)	4	—	(40)
Benefits paid	—	(4)	(38)	(3)	(1)	(46)
Transfers	(1,820)	—	—	—	—	(1,820)
Other movements	—	—	—	(1)	3	2
Present value of obligation at 12/31/2020	—	350	643	74	19	1,086
Movements in the fair value of plan assets in 2020 and 2019 are as follows:

Millions of euros	United Kingdom	Germany	Brazil	Other	Total
Fair value of plan assets at 12/31/2018	1,570	90	848	12	2,520
Translation differences	86	—	(22)	—	64
Interest income	46	2	76	—	124
Actuarial losses and gains	157	2	181	—	340
Company contributions	27	—	—	—	27
Participants contributions	—	3	—	—	3
Benefits paid	(46)	(2)	(44)	—	(92)
Other movements	(1)	(2)	(1)	—	(4)
Fair value of plan assets at 12/31/2019	1,839	93	1,038	12	2,982
Translation differences	(36)	—	(297)	(1)	(334)
Interest income	—	1	57	—	58
Actuarial losses and gains	—	1	(57)	—	(56)
Company contributions	—	2	—	—	2
Benefits paid	—	(2)	(36)	—	(38)
Transfers	(1,803)	—	—	2	(1,801)
Other movements	—	—	(12)	—	(12)
Fair value of plan assets at 12/31/2020	—	95	693	13	801
Telefónica United Kingdom Pension Plan
Transfers of 2020 includes the reclassification of Post-employment defined benefit plans of Telefónica United Kingdom to "Liabilities associated with non-current assets and disposal groups held for sale" of the statements of financial position (see Note 30).
The Telefónica United Kingdom Pension Plan provides pension benefits to the various companies of the Telefónica Group in the United Kingdom coming from the O2 Group. The Plan comprises a defined contribution and defined benefit sections. The defined benefit sections were closed to future accrual starting from February 28, 2013. The companies continued providing retirement benefits through the defined contribution sections of the plan.
The number of beneficiaries of these plans at December 31, 2020 and 2019 were 4,397 and 4,422, respectively. At December 31, 2020, the weighted average duration of the plan was 22 years.
The following tables present the main data of this plan at December 31, 2020:

Millions of euros
Obligation	1,979
Assets	(2,019)
Total	(40)
Net provision	4
Net assets	44
The movement in the present value of obligations in 2020 is as follows:

Millions of euros
Present value of obligation at 12/31/2019	1,858
Translation differences	(101)
Interest cost	36
Actuarial losses and gains	234
Benefits paid	(48)
Present value of obligation at 12/31/2020	1,979
Movements in the fair value of plan assets in 2020 are as follows:

Millions of euros
Fair value of plan assets at 12/31/2019	1,839
Translation differences	(99)
Interest income	36
Company contributions	90
Benefits paid	(48)
Actuarial losses and gains	203
Other movements	(2)
Fair value of plan assets at 12/31/2020	2,019
The main actuarial assumptions used in valuing the plan are as follows:

	12/31/2020	12/31/2019
Nominal rate of pension payment increase	2.75%	2.90%
Discount rate	1.35%	2.05%
Expected inflation	2.80%	2.95%
Mortality tables	95% S2NMA/S2NFA	95% S2NA,
	CMI 2019 1% 7 and a initial addition of 0.25%	CMI 2018 1% 7 and a initial addition of 0.25%

Fair value of Plan assets is as follows:

Millions of euros	12/31/2020	12/31/2019
Credit instruments	1,876	1,710
Cash equivalents	143	129
Total	2,019	1,839
So long as other assumptions remained constant, at December 31, 2020, reasonably possible changes to one of the following actuarial assumptions would have affected the defined benefit obligation by the amounts shown below:

Millions of euros	Increase in defined benefit obligation
Discount rate (0.25% decrease)	116
Expected inflation (0.25% increase)	111
Life expectancy (1 year longer)	71
Telefónica Brazil pension plans
Telefónica Brazil sponsors the following post-employment benefit plans:

Plans	Management entity	Sponsor
Health plans
Plano de Assistência Médica ao Aposentado y Programa de Coberturas Especiais (PAMA/PCE)	Fundação Sistel de Seguridade Social	Telefônica Brasil, jointly and severally with other companies resulting from the privatization of Telebrás (Telecomunicações Brasileiras, S.A.)
Assistencia médica – Lei 9.656/98	Telefônica Brasil	Telefônica Brasil, Terra Networks, TGLog and TIS
Pension plans
PBS Assistidos (PBS-A)	Fundação Sistel de Seguridade Social	Telefônica Brasil, jointly and severally with other companies resulting from the privatization of Telebrás (Telecomunicações Brasileiras, S.A.)
CTB	Telefônica Brasil	Telefônica Brasil
Telefônica BD	Visão Prev	Telefônica Brasil
Planes VISAO	Visão Prev	Telefônica Brasil, Terra Networks, TGLog and TIS

In 2019 Sistel approved the distribution of part of the surplus of the PBS-A plan, with reversal of values to sponsors and improvement of benefits to those assisted. The participation corresponding to the Company amounted to 48 million euros, with a balancing entry in Other comprehensive income. The distribution is expected in the form of 36 monthly payments, the first received in December 2019. Even considering this distribution, PBS-A still has assets in excess of actuarial obligations as of December 31, 2020 and 2019.
The main actuarial assumptions used in valuing these plans are as follows:

	12/31/2020	12/31/2019
Discount rate	6.37% - 7.88%	6.65% - 7.54%
Nominal rate of salary increase	4.58% - 6.35%	5.47%
Long-term inflation rate	3.50%	3.80%
Growth rate for medical costs	6.61%	6.91%
Mortality tables	AT 2000 M/F	AT 2000 M/F
The discount rate and growth rate for medical costs are considered to be the most significant actuarial assumptions with a reasonable possibility of fluctuations depending on demographic and economic changes and may significantly change the amount of the post-employment benefit obligation. The sensitivity to changes in these assumptions is shown below:

	Present value of the discounted obligation at the current discount rate	Present value of the obligation by increasing the discount rate by 0.5%	Present value of the obligation by reducing the discount rate by 0.5%
Pension plans	351	338	366
Health plans	292	271	316
Total obligation	643	609	682

	Present value of the obligation at the current growth rate for medical costs	Present value of the obligation by increasing the rate by 1%	Present value of the obligation by reducing the rate by 1%
Pension plans	351	351	351
Health plans	292	341	253
Total obligation	643	692	604
Other employee benefits
Telefónica de España, Telefónica Móviles España and Telefónica Soluciones Individual Suspension Plan
In 2015 Telefónica de España, S.A.U., Telefónica Móviles España, S.A.U. and Telefónica Soluciones de Informática y Comunicaciones de España, S.A.U. signed the first Collective Bargaining Agreement of Related Companies (CEV), wholly backed by the largest labor unions. This agreement considered elements that included a plan of measures for individual suspension of the employment relationship in 2016 and 2017, applying principles of voluntariness, universality, non-discrimination and social responsibility. In December 2016, the Collective Bargaining Agreement of Related Companies was extended until 2018 by virtue of the provisions thereof. Additionally, in September 2019 Telefónica España signed the second Collective Agreement of Related Companies that includes, among other aspects, an "Individual Suspension Plan" that is completely voluntary for the year 2019, with the same conditions as the previous one.
These plans are based on mutual agreement between the company and employees and entail the possibility of voluntarily suspending the employment relationship for an initial three-year period, renewable for consecutive three-year periods until the retirement age. Employees who meet the age and seniority requirements may enter the Individual Suspension Plan (PSI) in the periods opened for these purposes.
At the end of each period, the current value of the forecast payment flows to meet the commitments of this program (applying certain hypotheses regarding estimated number of accessions and future reintegration ratio) is recognized. Al 2020 year-end, this figure was calculated using the biometric table PERM2020 published in the resolution of December 17, 2020 combined with the invalidity table published in the ministerial order of 1977 (at 2019 year-end, using tables PERM/F- 2000C combined with the invalidity table published in the ministerial order of 1977) and a high quality credit market based interest rate.
The provision at December 31, 2020 amounted to 4,479 million euros (4,961 million euros at December 31, 2019).
The discount rate used for these provisions at December 31, 2020 was 0.08% with an average plan length of 4.29 years.
Sensitivity of the valuation
The table below shows the sensitivity of the value of termination, post-employment and other obligations, including the Individual Suspension Plan of Telefónica Group companies in Spain to changes in the discount rate:

-100 b.p.		+100 b.p.
Impact on value	Impact on income statement	Impact on value	Impact on income statement
(205)	(205)	191	191
A 100 b.p. increase in the discount rate would reduce the value of the liabilities by 191 million euros and have a positive impact on the income statement of 191 million euros before tax. On the other hand, a 100 b.p. decrease in the discount rate would increase the value of the liabilities by 205 million euros and have a negative impact on the income statement of 205 million euros before tax.
The Telefónica Group actively manages this position and has arranged a derivatives portfolio to significantly reduce the impact of changes in the discount rate (see Note 19).
b) Provisions for dismantling of assets
The movement of provision for dismantling of assets in 2020 and 2019 is as follows:

Millions of euros
Dismantling of assets at December 31, 2018	909
Additions and accretion	178
Retirements/amount applied	(97)
Translation differences and other	(47)
Dismantling of assets at December 31, 2019	943
Additions and accretion	213
Retirements/amount applied	(116)
Transfers	(296)
Translation differences and other	(67)
Dismantling of assets at December 31, 2020	677
Transfers of 2020 includes the reclassification of provisions for dismantling of assets of Telefónica United Kingdom, amounting to 89 million euros, and the telecommunications towers division of Telxius, amounting to 212 million euros to "Liabilities associated with non-current assets and disposal groups held for sale" of the statements of financial position (see Note 30).
The detail by segments of provision for dismantling of assets in 2020 and 2019 is as follows:

Millions of euros	12/31/2020	12/31/2019
Telefónica Spain	6	6
Telefónica Germany	503	421
Telefónica Brazil	64	141
Telefónica United Kingdom	—	89
Telefónica Hispam	99	120
Telxius Group	—	164
Other companies	5	2
Total	677	943
c) Other provisions
The movement in “Other provisions” in 2020 and 2019 is as follows:

Millions of euros
Other provisions at December 31, 2018	3,138
Reclassification entry into force IFRIC 23	(856)
Additions and accretion	946
Retirements/amount applied	(841)
Transfers	19
Translation differences and other	(90)
Other provisions at December 31, 2019	2,316
Additions and accretion	568
Retirements/amount applied	(500)
Transfers	(62)
Translation differences and other	(428)
Other provisions at December 31, 2020	1,894

Transfers of 2020 includes the reclassification of other provisions of Telefónica United Kingdom amounting to 74 million euros to "Liabilities associated with non-current assets and disposal groups held for sale" of the statements of financial position (see Note 30).
The Group is exposed to risks of claims and litigation, mainly relating to tax and regulatory proceedings, and labor and civil claims.
Given the nature of the risks covered by these provisions, no reliable schedule of potential payments, if any, can be determined.
Telefónica Brazil
Telefônica Brasil, S.A. and its subsidiaries are party to administrative and judicial proceedings and labor, tax and civil claims filed in different courts. The Telefónica Group management based on the opinion of its legal counsel, recognized provisions for proceedings for which an unfavorable outcome is considered likely.
The balance of these provisions at December 31, 2020 and December 31, 2019 is shown in the following table:

Millions of euros	12/31/2020	12/31/2019
Tax proceedings	282	348
Regulatory proceedings	189	253
Labor claims	78	121
Civil proceedings	137	176
Total	686	898
Additionally, Telefónica Brazil recognized contingent liabilities according to IFRS 3 generated on acquisition of the controlling interest of Vivo Participaçoes in 2011 and GVT in 2015. These contingent liabilities amounted to 129 million euros at December 31, 2020 (184 million euros at December 31, 2019).
The detail of provisions for tax proceedings by nature of risk is as follows:

Millions of euros	12/31/2020	12/31/2019
Federal taxes	98	127
State taxes	98	103
Municipal taxes	6	8
FUST	80	110
Total	282	348
The breakdown of changes in provisions for tax proceedings in 2020 and 2019 is as follows:

Millions of euros
Balance at 12/31/2018	440
Reclassification entry into force IFRIC 23	(16)
Movements with a counterparty in the income statement	7
Write-offs due to payment	(83)
Monetary updating	6
Translation differences	(6)
Balance at 12/31/2019	348
Movements with a counterparty in the income statement	21
Write-offs due to payment	(4)
Monetary updating	22
Translation differences	(105)
Balance at 12/31/2020	282
Group management and legal counsel understand that losses are possible from tax contingencies in federal, state, municipal and other taxes for an aggregated amount of 4,606 million euros as of December 31, 2020 (5,768 million euros as of December 31, 2019). After the application of the interpretation IFRIC 23, the aggregated amount as of December 31, 2020 and 2019 does not include the possible contingencies from income tax proceedings (federal tax), which are described in Note 25.
Noteworthy state tax-related contingencies include the "ICMS" tax (see Note 25). Moreover, Telefónica Brazil presently has different open proceedings regarding the Fundo de Universalização de Serviços de Telecomunicações (FUST, refer to Note 29).
With regard to regulatory proceedings, Telefónica Brazil is party to administrative proceedings against Agencia Nacional de Telecomunicações (ANATEL) based on an alleged failure to meet sector regulations and judicial proceedings to contest sanctions applied by ANATEL at the administrative level. At December 31, 2020, consolidated provisions totaled 189 million euros (253 million euros at December 31, 2019). In addition, Group management and legal counsel understand that losses are possible from regulatory contingencies amounting to 881 million euros at December 31, 2020 (1,247 million euros at December 31, 2019), including the sanction for breaches of the Fixed Telephony Regulation (see Note 29.a).
In addition, Group management and legal counsel understand that losses are possible from civil proceedings, amounting to 529 million euros at December 31, 2020 (772 million euros at December 31, 2019).
In some situations, in connection with a legal requirement or presentation of guarantees, judicial deposits are made to secure the continuance of the claims under discussion. The judicial deposits by nature of risk at December 31, 2020 and December 31, 2019 are as follows:

Millions of euros	12/31/2020	12/31/2019
Tax proceedings	228	443
Labor claims	38	70
Civil proceedings	149	232
Regulatory proceedings	42	58
Garnishments	5	8
Total	462	811
Current (see Note 15)	28	61
Non-current (see Note 12)	434	750

Telefónica del Perú
In 2015, the Group established a provision of 1,521 million Peruvian soles (approximately 431 million euros) in relation to tax claims involving Telefónica Peru (see Note 25). At December 31, 2018 this provision amounted to 439 million euros. At January 1, 2019, this amount was reclassified to "Taxes payable" of the statement of financial position (see Note 25), due to the application of the Interpretation IFRIC 23.
Telefónica, S.A.
The provision of the goodwill amortized for tax purposes amounted to 283 million euros at December 31, 2018 (see Note 25). At January 1, 2019, this amount was reclassified to "Deferred tax liabilities" of the statement of financial position (see Note 25), due to the application of the Interpretation IFRIC 23.